[CLIFFORD CHANCE LETTERHEAD]

May 21, 2009

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST (THE "FUND;" FILE NOS. 333-134551 & 811-21906)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 74 (the "Amendment") to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof, regarding a change in the underlying index of one series of the Fund.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz